Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Summary of Components of Lease Costs
The following table summarizes the components of our lease costs:

	Three Months Ended June 30,	Six Months Ended June 30,
(In thousands)	2022	2022
Operating lease costs	$3,400	$5,601
Short-term lease costs	1,017	1,356

Total lease costs	$4,417	$6,957

Summary of Other Supplemental Information for Operating Leases
The following table includes other supplemental information for our operating leases:

Six Months Ended June 30,
(Dollars in thousands)	2022
Cash paid for amounts included in the measurement of our lease obligations	$5,251
Right-of-use assets obtained in exchange for lease obligations	$44,968
Right-of-use assets recognized upon adoption of the leasing standard	$35,817
Weighted-average remaining lease term	8.1 years
Weighted-average discount rate	5.0%